CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (70,398)	$ (29,377)	$ (64,727)
Other comprehensive income (loss), net of taxes, as appropriate:
Foreign currency translation adjustments	(1,563)	2,869	(6,967)
Comprehensive net loss	(71,961)	(26,508)	(71,694)
Comprehensive income attributable to noncontrolling interests	(773)	(865)	(421)
Comprehensive net loss attributable to ION	$ (72,734)	$ (27,373)	$ (72,115)